Selected Operating Expenses and Additional Information - Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector (Detail) - employee		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)		14,681	14,072	13,225
Customer Support [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)		3,607	3,289	2,949
SG&A [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)		1,380	1,240	1,098
Industrial Engineering [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	[1]	0	0	785
Manufacturing & Logistics [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)		3,833	3,846	3,658
R&D [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)		5,861	5,697	4,735
Temporary FTEs [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)		2,513	2,754	2,865
Payroll FTEs [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)		12,168	11,318	10,360

[1]	As of January 1, 2014, our industrial engineering department has been incorporated into R&D.